UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:     September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, LLC
Address:  9 West 57th Street
          New York, New York 10019


13F File Number: 028-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philippe Laffont
Title:   Managing Member
Phone:   (212) 715-5100


Signature, Place and Date of Signing:

/s/Philippe Laffont              New York, NY                November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $3,344,583
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
----       -------------------       ------------------------------

1.         028-12788                 Coatue Offshore Master Fund, Ltd.


                                             FORM 13F INFORMATION TABLE
                                               COATUE MANAGEMENT, LLC
                                                 September 30, 2011




COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                       VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                ---------       ------      ---------  --------  --- ----  ----------- --------- -----    ------- ----
AMAZON COM INC                COM             023135106   321,788    1,488,174 SH        DEFINED     1         1,488,174
AOL INC                       COM             00184X105    21,166    1,763,842 SH        DEFINED     1         1,763,842
APPLE INC                     COM             037833100   508,369    1,333,182 SH        DEFINED     1         1,333,182
ATMEL CORP                    COM             049513104    33,803    4,188,695 SH        DEFINED     1         4,188,695
BAIDU INC                     SPON ADR REP A  056752108   213,340    1,995,507 SH        DEFINED     1         1,995,507
BLOCK H & R INC               COM             093671105    24,974    1,876,360 SH        DEFINED     1         1,876,360
CHECK POINT SOFTWARE TECH LT  ORD             M22465104   273,393    5,181,816 SH        DEFINED     1         5,181,816
CHIPOTLE MEXICAN GRILL INC    COM             169656105   138,098      455,843 SH        DEFINED     1           455,843
CITRIX SYS INC                COM             177376100    63,823    1,170,420 SH        DEFINED     1         1,170,420
CREE INC                      COM             225447101    11,108      427,555 SH        DEFINED     1           427,555
DIGITAL RIV INC               COM             25388B104    11,957      576,792 SH        DEFINED     1           576,792
ENTROPIC COMMUNICATIONS INC   COM             29384R105     5,446    1,318,746 SH        DEFINED     1         1,318,746
F5 NETWORKS INC               COM             315616102    43,473      611,862 SH        DEFINED     1           611,862
FIRST SOLAR INC               COM             336433107    10,935      172,996 SH        DEFINED     1           172,996
GOOGLE INC                    CL A            38259P508   234,927      456,133 SH        DEFINED     1           456,133
GREEN MTN COFFEE ROASTERS IN  COM             393122106   392,735    4,225,683 SH        DEFINED     1         4,225,683
INTUIT                        COM             461202103   129,895    2,738,093 SH        DEFINED     1         2,738,093
LEVEL 3 COMMUNICATIONS INC    COM             52729N100    11,379    7,636,834 SH        DEFINED     1         7,636,834
LINKEDIN CORP                 COM CL A        53578A108    29,897      382,904 SH        DEFINED     1           382,904
LOGITECH INTL S A             SHS             H50430232    13,079    1,674,642 SH        DEFINED     1         1,674,642
MOLYCORP INC DEL              COM             608753109    13,039      396,678 SH        DEFINED     1           396,678
NETFLIX INC                   COM             64110L106       973        8,590 SH        DEFINED     1             8,590
NOKIA CORP                    SPONSORED ADR   654902204    25,623    4,526,944 SH        DEFINED     1         4,526,944
NUTRI SYS INC NEW             COM             67069D108     8,821      728,383 SH        DEFINED     1           728,383
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   141,723    2,700,000 SH        DEFINED     1         2,700,000
PRICELINE COM INC             COM NEW         741503403   100,652      223,939 SH        DEFINED     1           223,939
QUALCOMM INC                  COM             747525103   194,131    3,992,006 SH        DEFINED     1         3,992,006
QUINSTREET INC                COM             74874Q100     7,521      726,631 SH        DEFINED     1           726,631
RESEARCH IN MOTION LTD        COM             760975102    31,952    1,573,973 SH        DEFINED     1         1,573,973
RPX CORP                      COM             74972G103    22,091    1,066,700 SH        DEFINED     1         1,066,700
SILICON LABORATORIES INC      COM             826919102    72,439    2,159,774 SH        DEFINED     1         2,159,774
SINA CORP                     ORD             G81477104    45,720      638,465 SH        DEFINED     1           638,465
STEC INC                      COM             784774101    20,089    1,979,181 SH        DEFINED     1         1,979,181
ULTA SALON COSMETCS & FRAG I  COM             90384S303    28,089      451,374 SH        DEFINED     1           451,374
UNIVERSAL DISPLAY CORP        COM             91347P105   138,137    2,881,463 SH        DEFINED     1         2,881,463




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